Significant Accounting Policies - Government subsidy (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies
Input Vat Receivable	¥ 76,383
VAT Payable	108,725
Government Subsidy, COVID-19	32,342
Impact on Employee benefit expense due to COVID-19	33,126
Impact of additional Value-added Tax credit	¥ 11,072	¥ 0